LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2018
Investments, All Other Investments [Abstract]
Investments and Other Noncurrent Assets [Text Block]
NOTE 8 – LONG-TERM INVESTMENT

The Company made an investment in Wenzhou Longlian Development Co., Ltd. ("Longlian") in 2011 by RMB 2,083,300 with equity percentage of 2.0833%. The principal activities of Longlian are property and infrastructure construction. As of September 30, 2018 and 2017, the Company carried this investment at its cost in the amount of $303,334 and $313,066, respectively. During 2018 fiscal year, the Company received a total of RMB 290,000 as dividend income from Longlian.